Long-Term Debt - Maturities of Long-Term Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
2017	$ 55,516
2018	233,667
2019	97,042
2020	15,263
2021	55,564
2022 and thereafter	171,901
Total long-term debt	$ 628,953	$ 340,447